UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 12, 2010

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:  378,832

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
====================================================================================================================================
Abbott Laboratories          Common         002824 10 0   6,269    120,000     SH         SOLE             120,000     0         0
Agilent Technologies, Inc.   Common         00846U 10 1  30,700    920,000     SH         SOLE             920,000     0         0
Analog Devices, Inc.         Common         032654 10 5  21,492    684,900     SH         SOLE             684,900     0         0
Arbinet Corporation          Common         03875P 10 0   1,832    250,000     SH         SOLE             250,000     0         0
AT&T Inc.                    Common         00206R 10 2   5,720    200,000     SH         SOLE             200,000     0         0
The Bank of New York
  Mellon Corporation         Common         064058 10 0  17,638    675,000     SH         SOLE             675,000     0         0
Brady Corporation            Class A        104674 10 6  21,877    750,000     SH         SOLE             750,000     0         0
Carlisle Companies Inc.      Common         142339 10 0   8,985    300,000     SH         SOLE             300,000     0         0
Cenovus Energy Inc.          Common         15135U 10 9   2,877    100,000     SH         SOLE             100,000     0         0
CEVA, Inc.                   Common         157210 10 5  12,824    896,800     SH         SOLE             896,800     0         0
Coherent, Inc.               Common         192479 10 3  32,712    817,600     SH         SOLE             817,600     0         0
Convergys Corporation        Common         212485 10 6  17,765  1,700,000     SH         SOLE           1,700,000     0         0
Devon Energy Corporation     Common         25179M 10 3  12,948    200,000     SH         SOLE             200,000     0         0
Dover Corporation            Common         260003 10 8  10,442    200,000     SH         SOLE             200,000     0         0
EnCana Corporation           Common         292505 10 4   3,023    100,000     SH         SOLE             100,000     0         0
Flextronics International
  Ltd.                       Common         Y2573F 10 2   3,805    630,000     SH         SOLE             630,000     0         0
General Electric Company     Common         369604 10 3   3,250    200,000     SH         SOLE             200,000     0         0
GeoMet Inc.                  Common         37250U 20 1   1,680  2,000,000     SH         SOLE           2,000,000     0         0
GeoMet Inc.                  Preferred
                             Series A       372467 20 9   1,908    202,722     SH         SOLE             202,722     0         0
Heritage-Crystal Clean Inc.  Common         42726M 10 6   3,980    400,000     SH         SOLE             400,000     0         0
Home Federal Bancorp, Inc.   Common         43710G 10 5   2,860    235,000     SH         SOLE             235,000     0         0
Intel Corporation            Common         458140 10 0  18,528    965,000     SH         SOLE             965,000     0         0
Johnson & Johnson            Common         478160 10 4   6,196    100,000     SH         SOLE             100,000     0         0
JP Morgan Chase & Co.        Common         46625H 10 0   3,806    100,000     SH         SOLE             100,000     0         0
Maxim Integrated Products    Common         57772K 10 1   5,553    300,000     SH         SOLE             300,000     0         0
McMoRan Exploration
  Corporation                Common         582411 10 4  11,359    660,000     SH         SOLE             660,000     0         0
Medtronic, Inc.              Common         585055 10 6   3,358    100,000     SH         SOLE             100,000     0         0
Motorola, Inc.               Common         620076 10 9   2,985    350,000     SH         SOLE             350,000     0         0
Murphy Oil Corporation       Common         626717 10 2  17,338    280,000     SH         SOLE             280,000     0         0
NewStar Financial, Inc.      Common         65261F 10 5   2,298    310,100     SH         SOLE             310,100     0         0
Nexen Inc.                   Common         65334H 10 2   4,020    200,000     SH         SOLE             200,000     0         0
Precision Castparts
  Corporation                Common         740189 10 5  12,735    100,000     SH         SOLE             100,000     0         0
QEP Resources Inc.           Common         74733V 10 0   3,617    120,000     SH         SOLE             120,000     0         0
RadiSys Corporation          Common         750459 10 9  11,210  1,190,000     SH         SOLE           1,190,000     0         0
Roper Industries, Inc.       Common         776696 10 6  14,340    220,000     SH         SOLE             220,000     0         0
Sonus Networks, Inc.         Common         835916 10 7  11,402  3,230,000     SH         SOLE           3,230,000     0         0
Vical Incorporated           Common         925602 10 4     602    270,000     SH         SOLE             270,000     0         0
Vodafone Group PLC           Sponsored ADR  92857W 20 9   6,947    280,000     SH         SOLE             280,000     0         0
Walgreen Co.                 Common         931422 10 9   7,705    230,000     SH         SOLE             230,000     0         0
Xerox Corporation            Common         984121 10 3  10,246    990,000     SH         SOLE             990,000     0         0